Defined Benefit Liabilities (Assets) - Changes in Defined Benefit Obligations (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Current service cost	₩ 132,465	₩ 134,847
Interest cost	(8,026)	(338)
Retirement benefit obligation [Member]
Disclosure of defined benefit plans [line items]
Beginning balance	1,038,320	1,035,016
Current service cost	132,465	134,847
Interest cost	54,032	32,572
Remeasurement
- Demographic assumption	810	(28,222)
- Financial assumption	(24,953)	(84,532)
- Adjustment based on experience	18,814	2,369
Business combinations		29,357
Benefit paid	(99,396)	(79,117)
Others	1,587	(3,970)
Ending balance	₩ 1,121,679	₩ 1,038,320